Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2025
Redeemable non-controlling interests
Redeemable non-controlling interests

16. Redeemable non-controlling interests

In August 2021, the Group acquired 51% equity interest of Morefun and obtained the controlling interest accordingly. Pursuant to the share purchase agreement, the Group has the right and obligation to purchase an additional Morefun’s 22% equity interest from the founders in the event that Morefun achieves the performance target stipulated in the agreement for the following three years. As the redemption of the noncontrolling interests is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group’s consolidated balance sheet. The redeemable non-controlling interests were initially recorded at the acquisition date fair value and recognize changes in the redemption value immediately as they occur subsequently. As of June 30, 2024, Morefun did not achieve the performance target stipulated in the agreement, so the Group exempted from the purchase obligation and the noncontrolling interests is no longer redeemable. The carrying amount of redeemable non-controlling interest in Morefun was reclassified to non-controlling interest in permanent equity.

In October 2021, Cainiao Smart Logistics Investment Limited (“Cainiao”) entered into a shareholder agreement with Baozun Inc. and acquired 30% equity interest of Baotong Inc., a subsidiary of the Group with the total consideration of US$217.9 million, equivalent to RMB1,392.5 million.

Pursuant to the shareholder agreement, the pre-money valuation of Baotong shall be subject to adjustment in accordance with the achievement percentage of FY2022 target net profit of Baotong. Since Baotong’s net profit of FY2022 was less than the target net profit, Baozun was obliged to compensate Cainiao by cash or shares of Baotong or a combine of both. Therefore, a derivative liability of US$52.8 million, equivalent to RMB364.8 million, was recorded as of December 31, 2022. Upon the further agreement between Cainiao and the Group in 2023, the compensation was finalized and the adjustment of US$3.4 million, equivalent to RMB24.5 million, to the derivative liability was recorded with a corresponding fair value gain recognized in the consolidated statement of operations for the year ended December 31, 2023.

Subsequently in 2023, the derivative liability has been settled with the combination of cash of US$10.2 million, equivalent to RMB74.0 million, and 7% share of Baotong’s equity to non-controlling shareholder with designated value of RMB100.8 million, with a gain of RMB182.2 million as additional paid-in capital of the Group.

In addition, according to the agreement, if certain triggering events occur, Cainiao has the right to exercise a put option requiring Baozun to redeem Baotong’s shares within 12 months starting from August 2024, at a price equal to the initial investment plus an internal rate of 6%. In July 2025, Cainiao did not exercise this put option and the put option of Cainiao has expired. The carrying amount of redeemable non-controlling interest in Cainiao was reclassified to non-controlling interest in permanent equity.

In April 2024, the Group completed its acquisition of 51% equity interests in Zhejiang Location, a Hangzhou-based Douyin partner specializing in apparel and accessories categories. Pursuant to the share purchase agreement, the Group should acquire additional 24% and 15% equity interest in Location from initial shareholders of Location upon the achievement of 2025 and 2026 performance conditions as defined in the share purchase agreement, respectively. As the redemption of the noncontrolling interests is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group’s consolidated balance sheet. The redeemable non-controlling interests were initially recorded at the acquisition date fair value and subsequently adjusted to the redemption value at each reporting date.

The following tables provides details of the redeemable noncontrolling interest activity for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1	1,438,082	1,584,858	1,670,379
Net income attributable to redeemable non-controlling interest	45,969	48,804	19,146
Settlement of derivative liabilities with shares	100,807	—	—
Adjustment of the redeemable non-controlling interest	—	5,325	(964)
Redeemable non-controlling interest arising from business acquisition	—	48,962	—
Transfer from redeemable non-controlling interest to non-controlling interest	—	(17,570)	(1,630,942)
Balance as of December 31	1,584,858	1,670,379	57,619